Shareholder Report, Holdings (Details)	Nov. 30, 2025
Adaptive Alpha Opportunities ETF | SPDR S&P 500 ETF Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Adaptive Alpha Opportunities ETF | Invesco QQQ Trust Series 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Adaptive Alpha Opportunities ETF | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Adaptive Alpha Opportunities ETF | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Adaptive Alpha Opportunities ETF | JPMorgan Chase & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Adaptive Alpha Opportunities ETF | Reddit Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Adaptive Alpha Opportunities ETF | Cloudflare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Adaptive Alpha Opportunities ETF | Charter Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Adaptive Alpha Opportunities ETF | Vanguard Financials ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Adaptive Alpha Opportunities ETF | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Adaptive Alpha Opportunities ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
Adaptive Alpha Opportunities ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Adaptive Alpha Opportunities ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Adaptive Alpha Opportunities ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Adaptive Alpha Opportunities ETF | Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Adaptive Alpha Opportunities ETF | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Adaptive Alpha Opportunities ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Adaptive Alpha Opportunities ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Adaptive Alpha Opportunities ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Adaptive Alpha Opportunities ETF | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Adaptive Hedged Multi-Asset Income ETF | FT Vest Gold Strategy Target Income ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Adaptive Hedged Multi-Asset Income ETF | SPDR S&P 500 ETF Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Adaptive Hedged Multi-Asset Income ETF | iShares Bitcoin Trust ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Adaptive Hedged Multi-Asset Income ETF | VanEck Gold Miners ETF/USA [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Adaptive Hedged Multi-Asset Income ETF | Strategy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Adaptive Hedged Multi-Asset Income ETF | Invesco QQQ Trust Series 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Adaptive Hedged Multi-Asset Income ETF | UBS AG ETRACS Crude Oil Shares Covered Call ETN [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Adaptive Hedged Multi-Asset Income ETF | YieldMax GOOGL Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Adaptive Hedged Multi-Asset Income ETF | YieldMax AAPL Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Adaptive Hedged Multi-Asset Income ETF | YieldMax MSFT Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Adaptive Hedged Multi-Asset Income ETF | Exchange-Traded Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.20%
Adaptive Hedged Multi-Asset Income ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Adaptive Hedged Multi-Asset Income ETF | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Adaptive Hedged Multi-Asset Income ETF | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Adaptive Hedged Multi-Asset Income ETF | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Adaptive Hedged Multi-Asset Income ETF | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
RH Tactical Outlook ETF | SPDR S&P 500 ETF Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.10%
RH Tactical Outlook ETF | Strategy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
RH Tactical Outlook ETF | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
RH Tactical Outlook ETF | SPDR Portfolio S&P 400 Mid Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
RH Tactical Outlook ETF | SPDR Gold Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
RH Tactical Outlook ETF | iShares Silver Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
RH Tactical Outlook ETF | Exchange-Traded Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.60%
RH Tactical Outlook ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
RH Tactical Outlook ETF | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
RH Tactical Rotation ETF | SPDR S&P 500 ETF Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
RH Tactical Rotation ETF | SPDR Portfolio S&P 500 Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
RH Tactical Rotation ETF | SPDR NYSE Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
RH Tactical Rotation ETF | Communication Services Select Sector SPDR ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
RH Tactical Rotation ETF | Consumer Discretionary Select Sector SPDR ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
RH Tactical Rotation ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
RH Tactical Rotation ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
RH Tactical Rotation ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
RH Tactical Rotation ETF | Large-Cap Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.90%